Credit Risk - Narrative (Details) £ in Millions	6 Months Ended
	Jun. 30, 2024 GBP (£) economic_scenario	Dec. 31, 2023 GBP (£)
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 6,198	£ 6,252
Number of economic scenarios, percentage	100.00%
Expected credit loss rate	100.00%
Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ (6,198)	(6,252)
Credit risk
Disclosure of financial assets [line items]
Number of economic scenarios | economic_scenario	5
Stress horizon period, ECL	5 years
Baseline
Disclosure of financial assets [line items]
Weighted expected credit loss, uplift percentage	0.90%
Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 151	198
Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	244	179
Total weighted model ECL | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(5,093)	(5,171)
Loans and advances
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	6,178	6,225
Loans and advances | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	1,975	2,132
Loans and advances | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	4,203	4,093
Loans and advances | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	151	198
Loans and advances | Economic uncertainty adjustments | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	151	182
Loans and advances | Economic uncertainty adjustments | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	16
Loans and advances | Economic uncertainty adjustments | Model uncertainty risk
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	22	32
Loans and advances | Economic uncertainty adjustments | Customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	129	166
Loans and advances | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	253	179
Loans and advances | Other adjustments | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	217	184
Loans and advances | Other adjustments | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	36	(5)
Loans and advances | Total weighted model ECL
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	5,100	5,200
Loans and advances | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	337,809	342,747
Loans and advances | Financial assets at amortised cost | UK
Disclosure of financial assets [line items]
Financial assets	242,449	248,316
Loans and advances | Financial assets at amortised cost | Rest of the world
Disclosure of financial assets [line items]
Financial assets	95,360	94,431
Loans and advances | Financial assets at amortised cost | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	5,704	5,721
Loans and advances | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of financial assets [line items]
Financial assets	1,858	2,010
Loans and advances | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of financial assets [line items]
Financial assets	3,846	3,711
Loans and advances | Financial assets at amortised cost | Total weighted model ECL | Credit risk | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(5,093)	(5,171)
Loans and advances | Financial assets at amortised cost | Total weighted model ECL | Baseline | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(5,047)	(5,097)
Loans and advances | Financial assets at amortised cost | Total weighted model ECL | Downside 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(5,991)	(6,102)
Retail mortgages | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	220	232
Retail mortgages | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 280	351
Retail mortgages | Baseline
Disclosure of financial assets [line items]
Weighted expected credit loss, uplift percentage	2.80%
Retail mortgages | Economic uncertainty adjustments | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 42	57
Retail mortgages | Economic uncertainty adjustments | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Retail mortgages | Economic uncertainty adjustments | Model uncertainty risk
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	22	32
Retail mortgages | Economic uncertainty adjustments | Customers | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	20	25
Retail mortgages | Other adjustments | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	128	121
Retail mortgages | Other adjustments | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(2)	(3)
Retail mortgages | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	166,142	171,512
Retail mortgages | Financial assets at amortised cost | UK
Disclosure of financial assets [line items]
Financial assets	164,305	166,704
Retail mortgages | Financial assets at amortised cost | Rest of the world
Disclosure of financial assets [line items]
Financial assets	1,837	4,808
Retail mortgages | Financial assets at amortised cost | Impairment allowance
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	500	583
Financial assets	500	583
Retail mortgages | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of financial assets [line items]
Financial assets	220	232
Retail mortgages | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of financial assets [line items]
Financial assets	280	351
Retail mortgages | Financial assets at amortised cost | Total weighted model ECL | Credit risk | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(296)	(383)
Retail mortgages | Financial assets at amortised cost | Total weighted model ECL | Baseline | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(288)	(366)
Retail mortgages | Financial assets at amortised cost | Total weighted model ECL | Downside 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(385)	(538)
Retail credit cards | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	684	736
Retail credit cards | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	3,065	2,863
Retail credit cards | Economic uncertainty adjustments | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	45	45
Retail credit cards | Economic uncertainty adjustments | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Retail credit cards | Economic uncertainty adjustments | Customers | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	45	45
Retail credit cards | Other adjustments | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(4)	(9)
Retail credit cards | Other adjustments | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	8
Retail credit cards | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	34,179	34,221
Retail credit cards | Financial assets at amortised cost | UK
Disclosure of financial assets [line items]
Financial assets	10,225	9,710
Retail credit cards | Financial assets at amortised cost | Rest of the world
Disclosure of financial assets [line items]
Financial assets	23,954	24,511
Retail credit cards | Financial assets at amortised cost | Impairment allowance
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	3,644	3,486
Financial assets	3,644	3,486
Retail credit cards | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of financial assets [line items]
Financial assets	663	710
Retail credit cards | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of financial assets [line items]
Financial assets	2,981	2,776
Retail credit cards | Financial assets at amortised cost | Total weighted model ECL | Credit risk | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(3,707)	(3,561)
Retail credit cards | Financial assets at amortised cost | Total weighted model ECL | Baseline | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(3,702)	(3,542)
Retail credit cards | Financial assets at amortised cost | Total weighted model ECL | Downside 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(4,024)	(3,893)
Retail other | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	310	322
Retail other | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	30	39
Retail other | Economic uncertainty adjustments | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	9	9
Retail other | Economic uncertainty adjustments | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Retail other | Economic uncertainty adjustments | Customers | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	9	9
Retail other | Other adjustments | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	70	62
Retail other | Other adjustments | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	2	(6)
Retail other | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	9,767	9,952
Retail other | Financial assets at amortised cost | UK
Disclosure of financial assets [line items]
Financial assets	7,885	8,031
Retail other | Financial assets at amortised cost | Rest of the world
Disclosure of financial assets [line items]
Financial assets	1,882	1,921
Retail other | Financial assets at amortised cost | Impairment allowance
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	334	353
Financial assets	334	353
Retail other | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of financial assets [line items]
Financial assets	305	317
Retail other | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of financial assets [line items]
Financial assets	29	36
Retail other | Financial assets at amortised cost | Total weighted model ECL | Credit risk | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(208)	(212)
Retail other | Financial assets at amortised cost | Total weighted model ECL | Baseline | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(206)	(211)
Retail other | Financial assets at amortised cost | Total weighted model ECL | Downside 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(235)	(233)
Corporate loans | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	761	842
Corporate loans | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 828	840
Corporate loans | Baseline
Disclosure of financial assets [line items]
Weighted expected credit loss, uplift percentage	3.60%
Corporate loans | Economic uncertainty adjustments | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 55	71
Corporate loans | Economic uncertainty adjustments | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	16
Corporate loans | Economic uncertainty adjustments | Customers | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	55	71
Corporate loans | Economic uncertainty adjustments | Customers | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	16
Corporate loans | Other adjustments | UK
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	23	10
Corporate loans | Other adjustments | Rest of the world
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	36	(4)
Corporate loans | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	127,721	127,062
Corporate loans | Financial assets at amortised cost | UK
Disclosure of financial assets [line items]
Financial assets	60,034	63,871
Corporate loans | Financial assets at amortised cost | Rest of the world
Disclosure of financial assets [line items]
Financial assets	67,687	63,191
Corporate loans | Financial assets at amortised cost | Impairment allowance
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	1,226	1,299
Financial assets	1,226	1,299
Corporate loans | Financial assets at amortised cost | Impairment allowance | UK
Disclosure of financial assets [line items]
Financial assets	670	751
Corporate loans | Financial assets at amortised cost | Impairment allowance | Rest of the world
Disclosure of financial assets [line items]
Financial assets	556	548
Corporate loans | Financial assets at amortised cost | Total weighted model ECL | Credit risk | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(882)	(1,015)
Corporate loans | Financial assets at amortised cost | Total weighted model ECL | Baseline | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(851)	(978)
Corporate loans | Financial assets at amortised cost | Total weighted model ECL | Downside 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(1,347)	(1,438)
Debt securities at amortised cost | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(9)
Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	61,700	56,749
Debt securities at amortised cost | Financial assets at amortised cost | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ 20	£ 27